Fair Value of Financial Instruments - Carrying Value and Fair Value of Other Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2010	Mar. 31, 2013 Carrying Value [Member]	Mar. 31, 2013 Fair Value [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member] Carrying Value [Member]	Dec. 31, 2011 Predecessor [Member] Carrying Value [Member]	Dec. 31, 2012 Predecessor [Member] Fair Value [Member]	Dec. 31, 2011 Predecessor [Member] Fair Value [Member]	Mar. 31, 2013 6.375% Senior Notes Due 2022 [Member]	Nov. 20, 2012 6.375% Senior Notes Due 2022 [Member]	Mar. 31, 2013 6.375% Senior Notes Due 2022 [Member] Carrying Value [Member]	Mar. 31, 2013 6.375% Senior Notes Due 2022 [Member] Fair Value [Member]	Dec. 31, 2012 6.375% Senior Notes Due 2022 [Member] Predecessor [Member]	Dec. 31, 2012 6.375% Senior Notes Due 2022 [Member] Predecessor [Member] Carrying Value [Member]	Dec. 31, 2012 6.375% Senior Notes Due 2022 [Member] Predecessor [Member] Fair Value [Member]	Dec. 31, 2011 Related Party Note Due on Demand [Member] Predecessor [Member]	Dec. 31, 2011 Related Party Note Due on Demand [Member] Predecessor [Member] Carrying Value [Member]	Dec. 31, 2011 Related Party Note Due on Demand [Member] Predecessor [Member] Fair Value [Member]	Dec. 31, 2010 Related Party Note Due 2018 [Member]	Dec. 31, 2011 Related Party Note Due 2018 [Member] Predecessor [Member]	Dec. 31, 2011 Related Party Note Due 2018 [Member] Predecessor [Member] Carrying Value [Member]	Dec. 31, 2011 Related Party Note Due 2018 [Member] Predecessor [Member] Fair Value [Member]
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
6 3/8% Senior Notes due 2022	$ 525.0				$ 525.0						$ 525.0	$ 525.0	$ 525.0	$ 549.9	$ 525.0	$ 525.0	$ 547.3
Other financing arrangements	62.9		62.9	68.5	60.8	48.2	60.8	48.2	69.5	47.5
Related party note payable		$ 400.0				$ 480.2												$ 80.2	$ 80.2	$ 80.2	$ 400.0	$ 400.0	$ 400.0	$ 415.1